Goodwill	12 Months Ended
Aug. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
11.	Goodwill

Changes in the carrying amount of goodwill for the years ended August 31, 2017 and August 31, 2018 consist of the following:

	As of August 31,
	2017	2018
	RMB	RMB
Beginning balance	102,332	104,035
Additions*	1,703	505,476
Impairment	—	—

Goodwill	104,035	609,511

Note*:

For the year ended August 31, 2017, the Company acquired 100% equity interest of Guangdong Xingjian Education Co., Ltd. using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The excess of the total consideration over the fair value of the assets acquired was recorded as goodwill amount to RMB 1,703.

For the year ended August 31, 2018, the additions to goodwill reflects the excess of the consideration paid over the fair values of the identifiable net assets acquired of the Can-achieve Group, Xinqiao Group, FGE Group and Zangxing acquisitions (Note 3).

The Group did not incur impairment loss on goodwill for the years ended August 31, 2017, and 2018.